Revenue (Tables)	6 Months Ended
Dec. 31, 2024
Revenue
Summary of disaggregation of revenue

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
Disaggregation of revenue
Wealth management solutions	4,996,257	814,526
Execution solutions	267,266	55,671
Payment solutions	333,276	799,812
	5,596,799	1,670,009

Summary of timing of transfer

	December 31,	December 31,
	2024	2023
	US$	US$
Timing of transfer
Point in time	4,974,409	792,923
Over time	622,390	877,086
	5,596,799	1,670,009